EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As of December 31, 2022, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2022	2021
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")**	16.40%	17.50%
United Freight Carriers LLC. ("UFC")	50.00%	50.00%
Capesize Chartering Ltd. ("CCL")*	—	25.00%

*Following the termination of the pool agreement, in February 2022 our 25% share in CCL was sold for $17.5 thousands.
** In March 2023, our ownership in SwissMarine was diluted from 16.4% to 15.9%.

Movements in equity method investments for the years ended December 31, 2022 and 2021 are summarized as follows:

(in thousands of $)	Swiss Marine	UFC	TFG Marine	Other	Total
Balance as of December 31, 2020	15,371	545	483	—	16,399
Share of income / (loss)	24,351	1,073	(483)	3	24,944
Balance as of December 31, 2021	39,722	1,618	—	3	41,343
Distributions received from associated companies	(9,828)	(6,445)	—	—	(16,273)
Loss on disposal of equity method investments	(891)	—	—	—	(891)
Share of income	22,434	9,039	10,211	—	41,684
Other	—	—	—	(463)	(463)
Balance as of December 31, 2022	51,437	4,212	10,211	(460)	65,400